FINANCIAL INSTRUMENTS - RISK MANAGEMENT - Schedule of credit risk (Details) - Credit risk - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Credit risk
Maximum exposure to credit risk	$ 44,383	$ 61,282
Cash
Credit risk
Maximum exposure to credit risk	13,979	11,934
Trade accounts receivables
Credit risk
Maximum exposure to credit risk	2,260	1,295
Other accounts receivable
Credit risk
Maximum exposure to credit risk	2,053	2,166
Promissory Notes
Credit risk
Maximum exposure to credit risk	20,000	0
Other long term receivables
Credit risk
Maximum exposure to credit risk	2,000	0
FPA
Credit risk
Maximum exposure to credit risk	0	40,852
Contract assets
Credit risk
Maximum exposure to credit risk	$ 4,091	$ 5,035